Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash	$ 4,454,295	$ 2,780,517
Accounts receivable, less allowance for doubtful accounts $356,167 (2024 - $220,733) (Note 3)	5,030,440	5,181,211
Prepaid expenses (Note 4)	131,754	65,404
Total Current Assets	9,616,489	8,027,132
Equipment (Note 5)	38,052	25,803
Goodwill (Note 7)	3,301,439	3,301,439
Intangible assets (Note 6)	198,630	368,884
Long term cash equivalent	8,157	7,553
Security deposit	10,366	3,422
Total Assets	13,173,133	11,734,233
Current liabilities:
Accounts payable	3,513,146	2,779,710
Accrued liabilities	940,866	961,653
Total Current Liabilities	4,535,852	3,807,544
Total Liabilities	4,535,852	3,807,544
Commitments (Note 11)
Stockholders’ Equity (Note 9):
Common stock, no par value, unlimited shares authorized, 131,304,499 shares issued and outstanding (December 31, 2024 - 131,304,499)	51,800,715	51,546,940
Accumulated deficit	(43,188,014)	(43,644,831)
Accumulated other comprehensive income: Foreign currency translation adjustment	24,580	24,580
Total Stockholders’ Equity	8,637,281	7,926,689
Total Liabilities and Stockholders’ Equity	13,173,133	11,734,233
Related Party [Member]
Current liabilities:
Accounts payable and accrued liabilities - related party (Note 14)	$ 81,840	$ 66,181